INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Others (Details) - RUB (₽) ₽ in Millions		1 Months Ended						12 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Nov. 30, 2021	Jul. 31, 2021	Apr. 30, 2021	Feb. 29, 2020	Sep. 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Proceeds from disposal of ownership interest in associate									₽ 3,014	₽ 2,450
Statement of profit or loss
Total interest expense								₽ 58,906	41,520	40,681
Net (income) for the year								(33,435)	(64,269)	(62,073)
Total comprehensive (income) for the year								₽ (35,331)	(65,466)	(63,717)
LLC Factorin
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Proportion of ownership interest in joint venture (in percentage)				100.00%
Navitel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of ownership in stream after acquisition		50.85%
Zelenaya Tochka Group Achemar Holdings Ltd
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Cash paid or payable					₽ 1,512
Carrying value of previously held equity interest	₽ 1,166
Fair value of previously held equity interest					1,582
Gain on remeasurement of previously held interest upon acquisition					₽ 415
Proportion of ownership interest in joint venture (in percentage)	51.00%				100.00%
Statement of profit or loss
Gain on remeasurement of previously held interest upon acquisition					₽ (415)
Navitel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Cash paid or payable		₽ 690
Achemar Holdings Limited and Clarkia Holdings Limited
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total consideration						₽ 1,370
Purchase price share due to fair value of options						₽ 166
Proportion of ownership interest in joint venture (in percentage)						51.00%
Amaran Limited
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total consideration				₽ 867
Proportion of ownership interest in joint venture (in percentage)				51.00%
YouDo
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The Group's share in associate			14.39%				13.68%
Total consideration							₽ 824
YouDo | Maximum
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The Group's share in associate								20.00%
Investments in individually insignificant associates and joint ventures
Statement of profit or loss
Net (income) for the year								₽ (1,035)	(856)	(1,048)
The Group's share of the (income)/loss of the associate or joint venture for the year								(209)	(181)	(273)
Total comprehensive (income) for the year								(1,035)	(856)	(1,048)
The Group's share of total comprehensive (income)/loss of the associate or joint venture for the year								(209)	(181)	₽ (273)
Investments in individually insignificant joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Gain on remeasurement of previously held interest upon acquisition									415
Statement of profit or loss
Net (income) for the year								1,362	114
The Group's share of the (income)/loss of the associate or joint venture for the year								260	32
Total comprehensive (income) for the year								1,362	114
Gain on remeasurement of previously held interest upon acquisition									(415)
Compensation of losses									(96)
The Group's share of total comprehensive (income)/loss of the associate or joint venture for the year								₽ 260	₽ (479)